Equity Investment (Tables)	12 Months Ended
Dec. 31, 2013
Equity Investment [Abstract]
Combined Balance Sheets And Results Of Operations Of DPPL and MMPL

	December 31,
	2013	2012

Current Assets	$ 7,119,174	$ 1,896,749
Long Term Investments	367,041	2,119,105
Total Assets	7,486,215	4,015,854
Current Liabilities	2,921,909	1,305,808
Long Term Liabilities	205,249	61,576
Total Liabilities	3,127,158	1,367,384
Capital	4,359,057	2,648,470
Total Liabilities and Capital	$ 7,486,215	$ 4,015,854

	Year Ended
	December 31,
	2013	2012

Total Revenues	$ 33,119,945	$ 30,073,746
Gross Profit	322,116	427,159
Total Expenses	1,119,342	1,283,041
Net Income	$ (1,022,449)	$ (1,023,727)

Schedule Of Equity Interest In Digital Payments Processing Limited

	December 31,
	2013	2012

Carrying value of investment	$ 10,124,831	$ 6,854,004

Schedule Of Error Corrections And Prior Period Adjustments
(in thousands of dollars)
Balances as of the date indicated	12/31	9/30	6/30	3/31
Equity Investment Balance
Previous reported	$ 10,125	$ 8,942	$ 9,014	$ 7,857
Revised balance	10,125	10,256	11,063	8,291
Difference	-	(1,314)	(2,049)	(434)

Accumulated Other Comprehensive Income balance
Previous reported	(30)	2,688	1,775	90
Revised balance	(30)	(30)	(23)	(1)
Difference	$ -	$ 2,718	$ 1,798	$ $91